Summary Of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands, ¥ in Millions			1 Months Ended				12 Months Ended
	Mar. 01, 2017	Mar. 01, 2016	Dec. 31, 2014 CNY (¥) Property	Dec. 31, 2014 USD ($) Property	May 31, 2014 CNY (¥)	May 31, 2014 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Net income (loss)							$ 10,132	$ (12,805)	$ (13,431)
Excess of current liabilities over current assets							1,756
Other operating income-net gain from the sale of real estate							14,939
VAT				$ 15,458			9,752	10,108	15,458
Advertising expenses							$ 3,568	$ 64	7,722
Customer concentration risk percentage, description							N/A is represented for less than 10%.
Ordinary shares, par value | $ / shares							$ 0.00002	$ 0.00002
American depository shares to common stock ratio		0.0133%					0.0666%
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing") | Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Percentage of ownership interest transferred to third party	100.00%
Guanghuan Xinwang Co Limited ("Guanghuanxinwang")
Summary Of Significant Accounting Policies [Line Items]
Sale of floors in a building			¥ 160	$ 23,045	¥ 41	$ 5,910
Number of Floors sold in the same building | Property			3	3
Other operating income-net gain from the sale of real estate							$ 14,939
Carrying value for assets held for sale								$ 8,554
Component sales
Summary Of Significant Accounting Policies [Line Items]
VAT rate							13.00%
Others
Summary Of Significant Accounting Policies [Line Items]
VAT rate							17.00%
Bug fixing services | Minimum
Summary Of Significant Accounting Policies [Line Items]
Product warranty term							1 year
Bug fixing services | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product warranty term							3 years
Sales of products
Summary Of Significant Accounting Policies [Line Items]
Product warranty term							1 year
Product and component sales
Summary Of Significant Accounting Policies [Line Items]
VAT rate							17.00%
Design fees
Summary Of Significant Accounting Policies [Line Items]
VAT rate							6.00%
Other Operating Income (Expense) | Guanghuan Xinwang Co Limited ("Guanghuanxinwang")
Summary Of Significant Accounting Policies [Line Items]
Other operating income-net gain from the sale of real estate							$ 14,939
Subsidiaries, VIEs and VIE's Subsidiary
Summary Of Significant Accounting Policies [Line Items]
Business tax rate							5.00%
Business tax							$ 65	227	359
Some local governments in PRC
Summary Of Significant Accounting Policies [Line Items]
Government subsidy income							20	162	112
Compensation for performing government endorsed projects
Summary Of Significant Accounting Policies [Line Items]
Government subsidy income							0	0	649
Liability on government grant				$ 4,593			$ 4,177	$ 4,400	$ 4,593
Land Use Rights
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful lives							50 years